Investment Securities [Text Block]	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Investment Securities [Text Block]
3.	INVESTMENT SECURITIES

The following tables present the amortized cost, gross unrealized gains and losses and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2016 and 2017:

At March 31, 2016:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥28,427,163	¥701,250		¥572		¥29,127,841
Japanese prefectural and municipal bonds	441,720	13,362		84		454,998
Foreign governments and official institutions bonds	2,046,787	28,850		1,569		2,074,068
Corporate bonds	998,616	25,388		724		1,023,280
Residential mortgage-backed securities	898,381	292		11,921		886,752
Commercial mortgage-backed securities	192,585	618		3,074		190,129
Asset-backed securities	1,669,114	1,969		4,301		1,666,782
Other debt securities(1)	180,322	4,657		2,194		182,785
Marketable equity securities	2,660,045	3,000,018		40,467		5,619,596

Total	¥37,514,733	¥3,776,404		¥64,906		¥41,226,231

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,107	¥58,008		¥—		¥1,159,115
Foreign governments and official institutions bonds	89,335	1,344		424		90,255
Corporate bonds	200	—		—		200
Residential mortgage-backed securities	938,505	5,899	(2)	4,923	(3)	939,481
Commercial mortgage-backed securities	201,126	5,551		638	(3)	206,039
Asset-backed securities	1,536,395	8,771		9,008		1,536,158

Total	¥3,866,668	¥79,573		¥14,993		¥3,931,248

Notes:

(1)	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥229 million at March 31, 2016 and are not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥6,183 million and ¥8,748 million, respectively, at March 31, 2016 and are not included in the table above.

At March 31, 2017:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥25,435,570	¥396,057		¥5,339		¥25,826,288
Japanese prefectural and municipal bonds	1,010,336	9,598		4,445		1,015,489
Foreign governments and official institutions bonds	2,162,897	14,006		26,974		2,149,929
Corporate bonds	1,121,967	20,854		1,089		1,141,732
Residential mortgage-backed securities	1,203,685	551		15,318		1,188,918
Commercial mortgage-backed securities	80,564	454		750		80,268
Asset-backed securities	1,374,754	5,416		1,898		1,378,272
Other debt securities(1)	169,185	4,899		3,295		170,789
Marketable equity securities	2,736,976	3,407,915		6,477		6,138,414

Total	¥35,295,934	¥3,859,750		¥65,585		¥39,090,099

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,955	¥43,115		¥—		¥1,144,070
Foreign governments and official institutions bonds	61,135	1,113		—		62,248
Corporate bonds	100	—		—		100
Residential mortgage-backed securities	962,492	4,009	(2)	11,196	(3)	955,305
Commercial mortgage-backed securities	184,336	5,065		768	(3)	188,633
Asset-backed securities	1,278,303	9,277		185		1,287,395

Total	¥3,587,321	¥62,579		¥12,149		¥3,637,751

Notes:

(1)	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥159 million at March 31, 2017 and are not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,662 million and ¥7,295 million, respectively, at March 31, 2017 and are not included in the table above.

Other Securities

Investment securities other than Available-for-sale securities or Held-to-maturity securities (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥530,026 million and ¥529,869 million at March 31, 2016 and 2017, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker-dealers and carried at fair value of ¥24,689 million and ¥26,292 million at March 31, 2016 and 2017, respectively. See Note 32 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥97,774 million and ¥97,774 million at March 31, 2016 and 2017, respectively, the MUFG Group estimated a fair value using commonly accepted valuation techniques to determine whether the investments were impaired in each reporting period. See Note 32 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥432,252 million and ¥432,095 million at March 31, 2016 and 2017, respectively, the MUFG Group performed a test to determine whether any impairment indicators existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs an evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share of an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of cost-method investments, which had aggregated costs of ¥431,705 million and ¥429,313 million at March 31, 2016 and 2017, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedures described above, the MUFG Group recognized OTTI losses on the cost-method investments of ¥1,821 million, ¥14,242 million and ¥1,044 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively. The OTTI losses of ¥14,242 million for the fiscal year ended March 31, 2016 was derived from a limited number of companies categorized in the manufacturing industry. Each impairment loss was recognized based on the specific circumstances of each individual company.

Contractual Maturities

The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at March 31, 2017 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥325	¥326	¥15,052,478
Due from one year to five years	132,050	133,853	9,199,854
Due from five years to ten years	2,103,322	2,155,306	4,191,728
Due after ten years	1,351,624	1,348,266	4,507,625

Total	¥3,587,321	¥3,637,751	¥32,951,685

Realized Gains and Losses and Transfers of Investment Securities

For the fiscal years ended March 31, 2015, 2016 and 2017, gross realized gains on sales of Available-for-sale securities were ¥195,272 million, ¥317,454 million and ¥367,548 million, respectively, and gross realized losses on sales of Available-for-sale securities were ¥53,628 million, ¥52,904 million and ¥63,031 million, respectively.

For the fiscal year ended March 31, 2017, the MUFG Group transferred certain securities which had a carrying value of ¥14,142 million from Held-to-maturity securities to Available-for-sale securities in response to the Volcker Rule of the Dodd-Frank Act. These securities were sold and the MUFG Group recorded a profit of ¥669 million for the fiscal year ended March 31, 2017. The transfer was in accordance with the circumstances consistent with a Held-to-maturity classification, therefore, management has determined the transfer out of Held-to-maturity is consistent with the original designation and does not taint the remaining portfolio.

Other-than-temporary Impairments of Investment Securities

For the fiscal years ended March 31, 2015, 2016 and 2017, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥5,919 million, ¥37,153 million and ¥33,823 million, respectively, which were included in Investment securities gains—net in the accompanying consolidated statements of income. The losses of ¥5,919 million for the fiscal year ended March 31, 2015 included losses of ¥3,513 million from Available-for-sale debt securities which mainly comprised of corporate bonds, and ¥1,821 million from nonmarketable equity securities. The losses of ¥37,153 million for the fiscal year ended March 31, 2016 included losses of ¥21,948 million from marketable equity securities, ¥963 million from Available-for-sale debt securities which mainly comprised of corporate bonds, and ¥14,242 million from nonmarketable equity securities. The losses of ¥33,823 million for the fiscal year ended March 31, 2017 included losses of ¥32,038 million from marketable equity securities, ¥741 million from Available-for-sale debt securities which mainly comprised of corporate bonds, and ¥1,044 million from nonmarketable equity securities.

Gross Unrealized Losses and Fair Value

The following tables show the gross unrealized losses and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2016 and 2017 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2016:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥4,210,052	¥572	¥—	¥—	¥4,210,052	¥572	53
Japanese prefectural and municipal bonds	36,613	84	—	—	36,613	84	19
Foreign governments and official institutions bonds	277,903	1,152	35,577	417	313,480	1,569	59
Corporate bonds	55,166	387	29,218	337	84,384	724	182
Residential mortgage-backed securities	570,638	6,957	279,258	4,964	849,896	11,921	402
Commercial mortgage-backed securities	139,358	2,911	7,860	163	147,218	3,074	137
Asset-backed securities	268,896	1,554	155,612	2,747	424,508	4,301	149
Other debt securities	14,474	432	76,212	1,762	90,686	2,194	36
Marketable equity securities	301,806	39,601	4,012	866	305,818	40,467	120

Total	¥5,874,906	¥53,650	¥587,749	¥11,256	¥6,462,655	¥64,906	1,157

Held-to-maturity securities:
Debt securities:
Foreign governments and official institutions bonds	¥23,698	¥424	¥—	¥—	¥23,698	¥424	4
Residential mortgage-backed securities	397,672	4,760	205,644	163	603,316	4,923	227
Commercial mortgage-backed securities	23,735	155	172,241	483	195,976	638	31
Asset-backed securities	680,621	4,756	381,783	4,252	1,062,404	9,008	46

Total	¥1,125,726	¥10,095	¥759,668	¥4,898	¥1,885,394	¥14,993	308

	Less than 12 months		12 months or more		Total
At March 31, 2017:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,088,856	¥5,339	¥—	¥—	¥6,088,856	¥5,339	107
Japanese prefectural and municipal bonds	579,684	4,445	—	—	579,684	4,445	139
Foreign governments and official institutions bonds	1,034,336	26,677	115,053	297	1,149,389	26,974	142
Corporate bonds	277,394	933	15,613	156	293,007	1,089	160
Residential mortgage-backed securities	754,557	14,086	81,065	1,232	835,622	15,318	412
Commercial mortgage-backed securities	51,360	748	1,298	2	52,658	750	65
Asset-backed securities	80,059	1,269	128,372	629	208,431	1,898	85
Other debt securities	35,375	1,488	50,845	1,807	86,220	3,295	26
Marketable equity securities	222,950	6,449	554	28	223,504	6,477	111

Total	¥9,124,571	¥61,434	¥392,800	¥4,151	¥9,517,371	¥65,585	1,247

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥523,237	¥10,736	¥161,453	¥460	¥684,690	¥11,196	263
Commercial mortgage-backed securities	12,906	125	168,724	643	181,630	768	31
Asset-backed securities	25,679	13	101,345	172	127,024	185	5

Total	¥561,822	¥10,874	¥431,522	¥1,275	¥993,344	¥12,149	299

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds, and Residential and commercial mortgage-backed securities

As of March 31, 2017, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Asset-backed securities

As of March 31, 2017, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the OTTI and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no OTTI was identified as of March 31, 2017 and no impairment loss has been recorded.

Corporate bonds

As of March 31, 2017, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each fiscal year represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold.

	2015	2016	2017
	(in millions)
Balance at beginning of fiscal year	¥12,556	¥8,814	¥6,691

Additions:
Initial credit impairments	2,728	915	645
Subsequent credit impairments	785	48	96

Reductions:
Securities sold or matured	(7,255)	(3,086)	(3,307)

Balance at end of fiscal year	¥8,814	¥6,691	¥4,125

The cumulative declines in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2016 and 2017 were ¥4,098 million and ¥3,450 million, respectively. Of which, the credit loss components recognized in earnings were ¥6,691 million and ¥4,125 million, and the remaining amounts related to all other factors recognized in Accumulated OCI before taxes were ¥2,593 million and ¥675 million at March 31, 2016 and 2017, respectively.

Other debt securities

As of March 31, 2017, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of OTTI, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no OTTI losses were recorded in the accompanying consolidated statements of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that the fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2017, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above.